	UNITED STATES	OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION	OMB Number:	3235-0456
APPENDIX I	Washington, D.C. 20549	Expires:	March 31, 2018
Estimated average burden
	FORM 24F-2	hours per respons 2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer: THE BOSTON TRUST & WALDEN FUNDS ONE BEACON STREET BOSTON MASSACHUSETTS, 02108
2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ ]
    Boston Trust Assest Management Fund
    Boston Trust Equity Fund
    Walden Assest Management Fund
    Walden Equity Fund
    Boston Trust Small Cap Fund
    Boston Trust Midcap Fund
    Walden Small Cap Innovations Fund
    Walden Midcap Fund
    Boston Trust SMID Cap Fund
Walden SMID Cap Innovations Fund
3. Investment Company Act File Number: 811-06526 Securities Act File Number: 33-44964
4(a). Last day of the fiscal year for which this notice is filed: March 31, 2015
4(b). [   ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$148,941,710

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$225,212,931

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.	$0

(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:	-	$225,212,931

(v) Net Sales - If item 5(i) is greater than item 5(iv)
[subtract Item 5(iv) from Item 5(i) ]		$0

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from Item 5(i)]:	($76,271,221)

(vii) Multiplier for determining registration fee (See Instruction C.9):		0.0001162

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):	=	$0

(enter "0" if no fee is due):

6. Prepaid shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7. Interest due. – if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):		$0

8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

		$0.00

9. Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
N/A

Method of Delivery:
[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Ellis

Treasurer

Date: June 16, 2015

* Please print the name and title of the signing officer below the signature.